Submission	Aug. 06, 2024
Submission [Line Items]
Central Index Key	0001869198
Registrant Name	Life Time Group Holdings, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES